Fair Value Measurements - Convertible promissory notes (Details) - Adagio Medical Inc - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 25, 2024	May 21, 2024	Feb. 13, 2024	Dec. 31, 2023	Dec. 28, 2023	Dec. 13, 2023	Nov. 28, 2023	Apr. 04, 2023	Dec. 31, 2022	Oct. 27, 2022
Fair Value Measurements
Convertible notes payable, current	$ 50,955				$ 37,986					$ 9,500
October 2022 Convertible Notes
Fair Value Measurements
Principal amount										$ 9,500	$ 9,500
Interest rate											8.00%
April 2023 Convertible Notes
Fair Value Measurements
Principal amount					10,000				$ 5,000
Interest rate									8.00%
Maximum additional debt									$ 10,000
Convertible notes payable, current	15,000								$ 5,000
November 2023 Convertible Notes
Fair Value Measurements
Principal amount					$ 3,000	$ 2,000	$ 1,000	$ 2,000
Interest rate								8.00%
Maximum additional debt								$ 6,000
Convertible notes payable, current	8,000							$ 2,000
February 2024 Convertible Notes
Fair Value Measurements
Principal amount				$ 7,000
Interest rate				8.00%
Convertible notes payable, current	7,000			$ 7,000
May 2024 Convertible Notes
Fair Value Measurements
Principal amount			$ 3,000
Interest rate			8.00%
Convertible notes payable, current	$ 3,000		$ 3,000
June 2024 Convertible Notes
Fair Value Measurements
Principal amount		$ 2,500
Interest rate		8.00%
Convertible notes payable, current		$ 2,500